Cash and cash equivalents and short term investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Cash at banks and on hand	708	643
Short term deposits and securities	699	880
Total cash and cash equivalents	1,407	1,523
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Euro	524	950
British Pound	337	424
US Dollar	74	32
Norwegian Krone	64	70
Swedish Krona	31	33
Australian Dollar	234	—
Indonesian Rupiah	41	—
Papua New Guinean Kina	45	—
Other	57	14
Total cash and cash equivalents	1,407	1,523